Collaboration and License Agreements (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 08, 2020	Feb. 05, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2003
Other income					$ 368,750
Upfront payment	$ 250,000			$ 3,000,000
Revenue recognized				0
Deferred revenue			$ 600,000	1,500,000
Amount due				1,500,000
Fixed consideration				3,000,000
RX-3117 License [Member]
Upfront payment				2,500,000
RX-3117 Material [Member]
Upfront payment				$ 500,000
RX-0201 [Member]
Other income		$ 368,750
Research and development period				20 years
Reduction of research and development expenses					$ 6,250
Research and development arrangement, one-time fee						$ 1,500,000
Licensing revenue agreement		$ 5,000,000
Percentage of licensing revenue		50.00%
RX-0047 [Member]
Milestone payment	$ 33,000,000
BioSense Global LLC [Member]
Upfront payment			1,650,000
Amount received from upfront payment			1,500,000
Deferred revenue			600,000
Amount due			150,000
Milestone payment			84,500,000
BioSense Global LLC [Member] | RX-3117 License [Member]
Upfront payment			750,000
Revenue recognized			0
BioSense Global LLC [Member] | RX-3117 Material [Member]
Revenue recognized			900,000
Zhejiang HaiChang Biotechnology Co., Ltd. [Member]
Upfront payment			250,000
Fixed consideration			250,000
Zhejiang HaiChang Biotechnology Co., Ltd. [Member] | RX-0201 [Member]
Milestone payment			63,000,000
Zhejiang HaiChang Biotechnology Co., Ltd. [Member] | RX-0047 [Member]
Milestone payment			$ 33,000,000
China [Member]
Milestone payment				$ 126,000,000
Republic of Singapore, China, Hong Kong, Macau and Taiwan [Member]
Milestone payment				$ 100,000,000